Federated Hermes International Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class IS and R6 Shares [Member] | Federated Hermes International Growth Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	6.48%	8.82%	(29.44%)	6.80%	43.20%	26.96%	(13.25%)	42.38%